Consolidated Statements of Changes in Stockholders' Equity (LendingClub Corp) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total Stockholders Equity [Member]
Balance at Dec. 31, 2013	$ 103,244	$ 138	$ 15,041			$ (50,329)	$ 68,094
Balance, shares at Dec. 31, 2013	240,194,788	54,986,640
Exercise of warrants to purchase Series A convertible preferred stock	$ 66						66
Exercise of warrants to purchase Series A convertible preferred stock, shares	572,161
Exercise of warrants to purchase common stock		$ 18	494				512
Exercise of warrants to purchase common stock, shares		1,818,174
Stock-based compensation and related tax effects	$ 9,176		29,848				39,024
Issuance of Series F convertible preferred stock for cash, net of issuance costs	$ 64,803						64,803
Issuance of Series F convertible preferred stock for cash, net of issuance costs, shares	6,390,556
Issuance of Series F convertible preferred stock for the acquisition of Springstone	$ 2,762						2,762
Issuance of Series F convertible preferred stock for the acquisition of Springstone, shares	2,443,930
Stock option exercises and other		$ 60	3,504				3,564
Stock option exercises and other, shares		6,037,667
Issuance of common stock upon initial public offering, net of offering costs		$ 590	827,090				827,680
Issuance of common stock upon initial public offering, net of offering costs, shares		59,000,000
Conversion of preferred stock to common stock upon initial public offering	$ (180,051)	$ 2,496	177,555
Conversion of preferred stock to common stock upon initial public offering, shares	(249,601,435)	249,601,435
Early exercise liability related to unvested stock options			(392)				(392)
Par value adjustment for stock splits		412	(412)
Net loss						(32,894)	(32,894)
Balance at Dec. 31, 2014		$ 3,714	1,052,728			(83,223)	973,219
Balance, shares at Dec. 31, 2014		371,443,916
Stock-based compensation and related tax effects			56,005				56,005
Stock option exercises and other		$ 79	13,394				13,473
Stock option exercises and other, shares		7,862,705
ESPP purchase shares		$ 4	5,087				5,091
ESPP purchase shares, shares		410,009
Net unrealized gain on available for sale securities, net of tax					(1,671)		(1,671)
Excess tax benefit from share-based award activity			738				738
Net loss						(4,995)	(4,995)
Balance at Dec. 31, 2015		$ 3,797	1,127,952		(1,671)	(88,218)	1,041,860
Balance, shares at Dec. 31, 2015		379,716,630
Stock-based compensation and related tax effects			79,803				79,803
Stock option exercises and other		$ 191	13,398				13,589
Stock option exercises and other, shares		19,037,329
ESPP purchase shares		$ 15	5,229				5,244
ESPP purchase shares, shares		1,508,513
Net unrealized gain on available for sale securities, net of tax					904		904
Excess tax benefit from share-based award activity			(176)				(176)
Treasury stock				$ (19,485)			(19,485)
Treasury stock, shares		(2,282,700)		2,282,700
Net loss						(145,969)	(145,969)
Balance at Dec. 31, 2016		$ 4,003	$ 1,226,206	$ (19,485)	$ (767)	$ (234,187)	$ 975,770
Balance, shares at Dec. 31, 2016		397,979,772		2,282,700